Consolidated Balance Sheets - USD ($)	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
CURRENT ASSETS
Cash	$ 2,493	$ 802	$ 417
Prepaid deposits and services	27,545	11,340	72,873
Total Current Assets	30,038	12,142	73,290
Mineral property	804,656	804,656	342,656
TOTAL ASSETS	834,694	816,798	415,946
CURRENT LIABILITIES
Accounts payable and accrued liabilities	334,933	319,878	211,601
Loans payable	37,270	44,270	69,350
Loans payable – related party	604,716	557,576	598,955
Convertible note – related party			191,264
Convertible note, net of unamortized discount	666,756	634,555	191,264
Derivative liability	738,726	729,180	796,509
TOTAL LIABILITIES	2,382,401	2,285,459	2,301,125
STOCKHOLDERS' DEFICIT
Capital Stock Authorized 1,000,000 shares of preferred stock, $0.001 par value Issued and outstanding 100,000 shares (100,000 as at August 31, 2017)	100	100	100
1,500,000,000 shares of common stock: $0.001 par value Issued and outstanding 730,524,566 shares (724,370,720 shares outstanding as at August 31, 2017) - Note 11	853,739	847,585	145,607
Additional paid in capital	2,530,558	2,451,570	871,507
Shares receivable	(5,090)	(5,090)	(5,090)
Accumulated deficit	(4,927,014)	(4,762,826)
TOTAL STOCKHOLDERS' DEFICIT	(1,547,707)	(1,468,661)	(1,885,179)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 834,694	$ 816,798	$ 415,946